GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
GOING CONCERN
Net loss	$ 4,978,080	$ (1,363,349)	$ 1,702,292	$ (2,836,060)	$ (10,401,590)	$ (21,749,920)
Net cash used in operating activities					525,539	226,493
Impairment of goodwill and long lived assets	$ 294,977	$ 483,008	294,977	483,008	6,259,293	16,746,502
Net increase in assets and liabilities			2,623,381	909,003	3,738,248	4,776,925
Net cash provided by financing activities			278,275	403,196	483,363	(180,525)
Proceeds from convertible notes payable, loans and advances and factoring agreements			218,000	362,344	433,500	1,256,187
Payment on convertible loans, advances and factoring agreements					83,620	1,391,580
Payments on convertible notes and amounts payable - related parties					166,188	1,391,580
Net cash used in investing activities			0	0	0	(22,747)
Share-based compensation			0	10,650	$ 6,259,293	$ 16,746,502
Gain on extinguishment of debt and share-based			$ 4,620,650	$ 1,349,101